Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Current assets
Other Current Assets
	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Due from Government institutions	607	1,741
Prepaid expenses	561	280
Deposits for operating leases	167	118
Income tax receivables	122	-
Due from related parties (See Note 17)	681	-
Other*	1,077	18

	3,215	2,157

*Includes an amount of $571 due from sale of PCB business